Securities - Pledged assets (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Securities [Abstract]
Pledged assets	$ 141	$ 118
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	113	80
Pledged asset, other not separately reported, potential borrowings at FHLB	5	6
Pledged securities	124	98
Pledged loans	11	13
Pledged trading assets	6	7
Pledged interest-bearing deposits	1	1
Financial instruments owned and pledged as collateral, amount eligible to be pledged by counterparty	18	29
Pledged assets permitted to be sold or repledged	121	153
Market value of securities received as collateral that have been sold or repledged	84	107
Cash segregated under federal or other regulations	3	2
Securities segregated under federal or other regulations	$ 6	$ 1